Western Asset Management Strategic Bond Opportunities Portfolio Investment Objectives and Goals - Western Asset Management Strategic Bond Opportunities Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Western Asset Management Strategic Bond Opportunities Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	To maximize total return consistent with preservation of capital.